Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

The following is the list of the related parties with which the Company had transactions for the three and nine months ended September 30, 2022 and 2021:

(a)	Baiyin Wujinxia Cultural Communication Co., Ltd. (“Baiyin Wujinxia”) – a company incorporated in the PRC, the Company CEO, Mr Tao held 60% equity interest from October 31, 2019 to January 25, 2021 and on January 26, 2021 fully transferred to Ms. Hanye Chang, spouse of Mr. Guolin Tao.

(b)	Xian Yuanchuang Tribe Technology Co., Ltd. (“Yuanchuang Tribe”)– a company incorporated in the PRC, Ms. Hanyu Chang, spouse of Mr. Guolin Tao, indirectly held 29.99% equity interest from November 29, 2019 to February 10, 2021.

(c)	Xian Yuanchuang Federation Information Technology Co., Ltd. (“Yuanchuang Federation”)- a company incorporated in the PRC, Yuanchuang Tribe held 100% equity interest December 30, 2019 to September 10, 2021.

Related party transaction

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021

Interest income
Baiyin Wujinxia	$-	$-	$-	$5,777

On November 1, 2019, the Company entered into a loan agreement with Baiyin Wujinxia to loan a total amount of $305,804 (RMB2,000,000) for a period from November 1, 2019 to September 30, 2021. The loan was unsecured and bears fixed interest at 4.75% per annum. The outstanding amount (including loan interest) of $186,796 as at December 31, 2020 was fully repaid on June 18, 2021 and the loan agreement was early terminated on the same date.

Interest income was charged at an interest rate agreed by both parties in accordance with a loan agreement.

Related party balances

	September 30, 2022	December 31, 2021
Amount due to a director
- Mr. Guolin Tao	$167,935	$171,443

Accounts payable
- Yuanchuang Tribe	$-	$16,135
- Yuanchuang Federation	-	21,390

The amount due to director as of September 30, 2022 and December 31, 2021 is unsecured, non-interest bearing and repayable on demand.

On June 1, 2021, the Company entered into IT consultation agreements with Yuanchuang Tribe and Yuanchuang Federation, respectively. The outstanding amounts as at December 31, 2021 are subsequently settled in January 2022.

NOTE 5 – RELATED PARTY TRANSACTIONS

The following is the list of the related parties with which the Company had transactions for the years ended December 31, 2021 and 2020:

(a)	Xian CNT – a company incorporated in the PRC, Xian. As of December 31, 2021, the shareholders of Xian CNT are 90% owned by certain family members of Mr. Guolin Tao, among them - 45% is owned by the sister of Mr. Tao, Ms. Tao Zhiyan and 45% is owned by the brother-in-law of Mr. Guolin Tao, Mr. Pan Chang.

(b)	Baiyin Wujinxia Cultural Communication Co., Ltd. (“Baiyin Wujinxia”) – a company incorporated in the PRC, the Company CEO, Mr Tao held 60% equity interest from October 31, 2019 to January 25, 2021 and on January 26, 2021 fully transferred to Ms. Hanye Chang, spouse of Mr. Guolin Tao.

(c)	Ms. Hanye Chang, spouse of Mr. Guolin Tao.

(d)	Mr. Yong Chang, father in law of Mr. Guolin Tao

(e)	Mr. Jianyong Li, a director of the Company.

(f)	New Finance Consultants Limited, a shareholder of the Company, holding 8.3% equity interest as of December 31, 2021 and 2020.

(g)	Xian Yuanchuang Tribe Technology Co., Ltd. (“Yuanchuang Tribe”)– a company incorporated in the PRC, Ms. Hanyu Chang, spouse of Mr. Guolin Tao, indirectly held 29.99% equity interest from November 29, 2019 to February 10, 2021.

(h)	Xian Yuanchuang Federation Information Technology Co., Ltd. (“Yuanchuang Federation”)- a company incorporated in the PRC, Yuanchuang Tribe held 100% equity interest December 30, 2019 to September 10, 2021.

Related party transaction

	2021	2020
Sourcing and marketing services income generated from
- Xian CNT	$-	$49,259

Purchase of motor vehicles from
- Ms. Hanye Chang	-	86,931
- Mr. Yong Chang	-	45,639
- Mr. Jianyong Li	-	28,977

Interest income
- Baiyin Wujinxia	5,794	3,888

IT expenses
- Yuanchuang Tribe	60,718	-
- Yuanchuang Federation	86,718	-

Sourcing and marketing income were received by the Company at fees agreed by both parties in accordance with the relevant agreements.

Interest income was charged at an interest rate agreed by both parties in accordance with a loan agreement.

IT expenses were charged at fees agreed by both parties in accordance with the relevant services agreements.

Related party balances

	2021	2020
Loan to a related company
- Baiyin Wujinxia	$-	$186,796

Amount due to a director
- Mr. Guolin Tao	$171,443	$51,309

Amount due to a shareholder
- New Finance Consultants Limited	$-	$53,000

Accounts payable
- Yuanchuang Tribe	$16,135	$-
- Yuanchuang Federation	21,390	-

On November 1, 2019, the Company entered into a loan agreement with Baiyin Wujinxia to loan a total amount of $305,804 (RMB2,000,000) for a period from November 1, 2019 to September 30, 2021. The loan is unsecured and bears fixed interest at 4.75% per annum. The outstanding amount (including loan interest) as at December 31, 2020 was fully repaid on June 18, 2021 and the loan agreement was early terminated on the same date.

The amounts due to director/shareholder as of December 31, 2021 and 2020 are unsecured, non-interest bearing and repayable on demand.

On June 1, 2021, the Company entered into IT consultation agreements with Yuanchuang Tribe and Yuanchuang Federation, respectively. The outstanding amounts as at December 31, 2021 are subsequently settled in January 2022.